Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of intangible asset (Details) - Cost [Member] - CAD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Intangible Assets Line Items
Intangible assets, beginning balance	$ 0	$ 0
Additions		443,930
Write off as impairment loss	0	(443,930)
Intangible assets, ending balance		0
Right of first refusal [Member]
Disclosure Of Intangible Assets Line Items
Intangible assets, beginning balance	$ 0	0
Additions		443,930
Write off as impairment loss		(443,930)
Intangible assets, ending balance		$ 0